SEGMENTED INFORMATION - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 627	$ 642	$ 525	$ 512
Property, plant and equipment, at fair value	44,038	37,828
Total assets	49,421	43,288
Total assets	49,421	43,288
Total liabilities	32,292	26,464
Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	258	197
Property, plant and equipment, at fair value	20,361	17,503
Total assets	23,251	20,091
Total liabilities	17,463	14,220
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(5)	(7)
Property, plant and equipment, at fair value	(752)	(557)
Total assets	(222)	(171)
Total liabilities	(222)	(171)
Non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	374	452
Property, plant and equipment, at fair value	24,429	20,882
Total assets	26,392	23,368
Total liabilities	15,051	12,415
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	26,812	25,351
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	89	70
Property, plant and equipment, at fair value	13,914	13,709
Total assets	15,899	15,604
Total liabilities	7,748	7,257
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	7,975	5,372
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	89	49
Property, plant and equipment, at fair value	2,713	1,400
Total assets	2,986	1,595
Total liabilities	2,206	955
Utility-scale solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	9,043	6,861
Utility-scale solar | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	68	60
Property, plant and equipment, at fair value	2,422	1,310
Total assets	2,604	1,447
Total liabilities	2,154	1,163
Distributed energy & sustainable solutions | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	12	18
Property, plant and equipment, at fair value	1,312	1,084
Total assets	1,370	1,138
Total liabilities	589	409
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	0	0
Property, plant and equipment, at fair value	0	0
Total assets	392	307
Total liabilities	$ 4,766	$ 4,436